Investment Securities (Schedule Of FHN's Available For Sale Securities) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	$ 2,971,382,000	[1]	$ 2,956,503,000	[2]
Securities available for sale, Gross Unrealized Gains	90,907,000	[1]	109,769,000	[2]
Securities available for sale, Gross Unrealized Losses	(481,000)	[1]	0	[2]
Securities available for sale, Fair Value	3,061,808,000	[1]	3,066,272,000	[2]
Pledged available for sale securities	2,800,000,000		2,700,000,000
Parent Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Fair Value	6,346,000		6,726,000
Pledged available for sale securities	600,000,000		800,000,000
Frb [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	66,000,000		66,100,000
U S Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	39,997,000		40,030,000
Securities available for sale, Gross Unrealized Gains	2,000		91,000
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	39,999,000		40,121,000
Mortgage Backed Securities Issued By U S Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	1,072,425,000		1,334,174,000
Securities available for sale, Gross Unrealized Gains	64,155,000		76,054,000
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	1,136,580,000		1,410,228,000
Fhlb Cincinnati Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	125,500,000		125,500,000
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	1,623,202,000		1,325,011,000
Securities available for sale, Gross Unrealized Gains	26,490,000		32,932,000
Securities available for sale, Gross Unrealized Losses	(481,000)		0
Securities available for sale, Fair Value	1,649,211,000		1,357,943,000
U S Government Corporations And Agencies Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	3,504,000		15,277,000
Securities available for sale, Gross Unrealized Gains	249,000		674,000
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	3,753,000		15,951,000
U S States And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	15,255,000		18,070,000
Securities available for sale, Gross Unrealized Gains	0		0
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	15,255,000		18,070,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	216,489,000	[3]	223,430,000	[4]
Securities available for sale, Gross Unrealized Gains	11,000	[3]	0	[4]
Securities available for sale, Gross Unrealized Losses	0	[3]	0	[4]
Securities available for sale, Fair Value	216,500,000	[3]	223,430,000	[4]
Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	510,000		511,000
Securities available for sale, Gross Unrealized Gains	0		18,000
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale, Fair Value	$ 510,000		$ 529,000

[1]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.
[3]	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million. The remainder is money market, venture capital, and cost method investments.
[4]	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.1 million. The remainder is money market, venture capital, and cost method investments.